BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BORROWINGS
Schedule of borrowings
	June 30, 2021	December 31, 2020

Bank loans	$747,590	$253,005
Other borrowings	515,104	515,936

Total	1,262,694	768,941

Current portion	639,950	588,279
Non-current portion	622,744	180,662

	$1,262,694	$768,941

	As of December 31
	2020	2019

Bank loans	$253,005	$-
Other borrowings	515,936	-

Total	$768,941	$-

Current portion	$588,279	$-
Non-current portion	180,662	-

Total	$768,941	$-